SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2021

Security Description	Shares	Value
Common Stock (93.22%)

Belgium (3.18%)
KBC Group NV*	62,598	$4,561,432

Canada (10.38%)
CAE Inc	92,317	2,630,283
Constellation Software Inc	3,251	4,539,631
Element Fleet Corp	670,828	7,338,891
Topicus.com Inc*	5,777	379,388
Total Canada		14,888,193

China (5.96%)
China Meidong Auto Holdings Ltd*	566,000	2,624,533
New Oriental Education & Technology Group Inc*	145,300	1,986,686
Ping An Insurance Group Co of China Ltd	330,900	3,939,159
Total China		8,550,378

Denmark (0.61%)
Ambu A/S	18,717	881,138

France (9.07%)
BNP Paribas SA*	70,130	4,276,149
L'Oreal SA	9,838	3,778,661
Valeo SA	145,606	4,957,661
Total France		13,012,471

Germany (4.12%)
adidas AG*	8,718	2,727,558
MTU Aero Engines AG	13,509	3,186,542
Total Germany		5,914,100

Great Britain (5.91%)
Intertek Group PLC	60,958	4,711,494
Unilever PLC	67,334	3,759,257
Total Great Britain		8,470,751

Hong Kong (6.16%)
AIA Group Ltd	383,900	4,656,506
Techtronic Industries Co Ltd	244,400	4,181,029
Total Hong Kong		8,837,535

India (2.31%)
HDFC Bank Ltd*	42,557	3,306,253

Indonesia (2.78%)
Bank Rakyat Indonesia Persero	13,173,450	3,990,580

Ireland (7.04%)
CRH PLC	149,484	7,022,276
Smurfit Kappa Group PLC	65,235	3,079,097
Total Ireland		10,101,373

Japan (10.85%)
Daikin Industries Ltd	20,000	4,039,819
ITOCHU Corp	203,900	6,618,908
Nomura Research Institute Ltd	96,200	2,981,765
Santen Pharmaceutical Co Ltd	139,100	1,917,188
Total Japan		15,557,680

Mexico (3.00%)
Kimberly-Clark de Mexico SAB de CV	2,515,000	4,300,963

Netherlands (4.06%)
ASML Holding NV	9,436	5,825,409

Singapore (4.13%)
DBS Group Holdings Ltd	276,200	5,918,278

Switzerland (6.86%)
Givaudan SA	817	3,161,573
Nestle SA	40,079	4,469,209
Straumann Holding AG	1,757	2,201,034
Total Switzerland		9,831,816

Taiwan (3.74%)
Taiwan Semiconductor Manufacturing Co Ltd	45,352	5,364,235

Thailand (3.05%)
Bangkok Bank PCL	1,083,500	4,368,672

Total Common Stock (Cost $106,611,283)		133,681,257

United States Treasury Bills (2.86%)
0.00%, 04/15/21 (Cost $4,099,998)	4,100,000	4,099,976

Total Investments (Cost $110,711,281)(a) (96.08%)		137,781,233
Other Net Assets (3.92%)		5,619,391
Net Assets (100.00%)		$143,400,624

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $112,939,052

At March 31, 2021 unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$25,893,505
Unrealized depreciation	(1,051,324)
Net unrealized appreciation	$24,842,181